Other Payables (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Other Loans Payable	$ 3,488,247		$ 2,055,660
Proceeds from Loans		$ 138,481	$ 7,271,714	$ 7,045,131
Private Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Loans	$ 1,611,350